FAIR VALUE MEASUREMENTS (Details Narrative) - Gravitics Inc [Member] - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 30, 2026	Mar. 06, 2026	Feb. 28, 2026	Mar. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 31, 2026
FairValueMeasurementLineItems [Line Items]
Liabilities						$ 10,100,000
Share price						$ 0.01
Promissory notes and accrued interest	$ 600,000	$ 600,000				$ 600,000
Preferred stock, shares outstanding					10,118,115
Convertible promissory note liabilities						5,739,000
Accrued interest						$ 111,800,000	$ 30,600,000
Expected volatility rate						85.00%	75.00%
Probability percentage						2.50%	10.00%
Equity fair value disclosure							$ 30,600,000
Convertible Notes Payable [Member]
FairValueMeasurementLineItems [Line Items]
Accrued interest						$ 111,800,000
Expected volatility rate						85.00%	75.00%
Probability percentage						2.50%	10.00%
Placement Agent Warrants [Member]
FairValueMeasurementLineItems [Line Items]
Share price					$ 4.28
Warrant issued				36,822
Warrant liabilities				$ 52,000
Expected volatility rate					62.40%
Probability percentage					4.00%
Series A One Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Preferred stock, shares outstanding			$ 4.89	$ 4.89				$ 4.89
Share price				$ 4.89
Series A Two Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Preferred stock, shares outstanding			5.47
Series A-I [Member]
FairValueMeasurementLineItems [Line Items]
Preferred stock, shares outstanding	$ 7.44	$ 4.89	$ 4.89					$ 4.89
Preferred stock, shares outstanding	122,744	122,744	1,373,131					1,373,131
Series A III Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Preferred stock, shares outstanding		$ 4.60
Preferred stock, shares outstanding	1,121,204	1,121,204
Series A-III [Member]
FairValueMeasurementLineItems [Line Items]
Preferred stock, shares outstanding	$ 7.31				$ 4.60
Preferred stock, shares outstanding					1,121,204
Preferred Stock [Member] | Series A One Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Conversion of stock			1,373,131
Preferred Stock [Member] | Series A Two Redeemable Convertible Preferred Stock [Member]
FairValueMeasurementLineItems [Line Items]
Conversion of stock			738,035
Warrant [Member]
FairValueMeasurementLineItems [Line Items]
Warrant liabilities				$ 52,000
Warrant [Member] | Convertible Notes Payable [Member]
FairValueMeasurementLineItems [Line Items]
Accrued interest						$ 111,800,000